Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Summary of Issued Capital
27.1.1 Details of share capital as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won and in number of shares)	December 31, 2023		December 31, 2024
Type of share	Ordinary share		Ordinary share
Number of authorized shares		1,000,000,000		1,000,000,000
Par value per share (In Korean won)	￦	5,000	￦	5,000
Number of issued shares		403,511,072		393,528,423
Share capital*	￦	2,090,558	￦	2,090,558

*	Due to the retirement of shares deducted through retained earnings, it is different from the total par value of the shares issued.

27.1.2 Changes in outstanding shares for the years ended December 31, 2023 and 2024, are as follows:

(In number of shares)	2023	2024
Beginning	389,634,335	378,663,825
Increase	—	5,000,000
Decrease	(10,970,510)	(10,063,106)

Ending	378,663,825	373,600,719

Schedule of Hybrid Securities
Details of hybrid securities classified as equity as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
Hybrid securities	Issuance date	Maturity	Interest rate (%) as of December 31, 2024	December 31, 2023		December 31, 2024
Series 1-1 *	May 2, 2019	Perpetual bond	—	￦	349,309	￦	—
Series 1-2	May 2, 2019	Perpetual bond	3.44		49,896		49,896
Series 2-1	May 8, 2020	Perpetual bond	3.30		324,099		324,099
Series 2-2	May 8, 2020	Perpetual bond	3.43		74,812		74,812
Series 3-1	Jul. 14, 2020	Perpetual bond	3.17		369,099		369,099
Series 3-2	Jul. 14, 2020	Perpetual bond	3.38		29,922		29,922
Series 4-1	Oct. 20, 2020	Perpetual bond	3.00		433,996		433,996
Series 4-2	Oct. 20, 2020	Perpetual bond	3.28		64,855		64,855
Series 5-1	Feb. 19, 2021	Perpetual bond	2.67		419,071		419,071
Series 5-2	Feb. 19, 2021	Perpetual bond	2.87		59,862		59,862
Series 5-3	Feb. 19, 2021	Perpetual bond	3.28		119,727		119,727
Series 6-1	May 28, 2021	Perpetual bond	3.20		165,563		165,563
Series 6-2	May 28, 2021	Perpetual bond	3.60		109,708		109,708
Series 7-1	Oct. 8, 2021	Perpetual bond	3.57		208,468		208,468
Series 7-2	Oct. 8, 2021	Perpetual bond	3.80		59,834		59,834
Series 8-1	Feb. 16, 2022	Perpetual bond	4.00		442,970		442,970
Series 8-2	Feb. 16, 2022	Perpetual bond	4.30		155,626		155,626
Series 9-1	May 12, 2022	Perpetual bond	4.68		478,829		478,829
Series 9-2	May 12, 2022	Perpetual bond	4.97		19,906		19,906
Series 10-1	Aug. 26, 2022	Perpetual bond	4.90		407,936		407,936
Series 10-2	Aug. 26, 2022	Perpetual bond	5.15		70,819		70,819
Series 10-3	Aug. 26, 2022	Perpetual bond	5.30		19,944		19,944
Series 11-1	Feb. 03, 2023	Perpetual bond	4.90		548,681		548,681
Series 11-2	Feb. 03, 2023	Perpetual bond	5.03		49,871		49,871
Series 12	Feb. 28, 2024	Perpetual bond	4.39		—		399,084

				￦	5,032,803	￦	5,082,578

*	As a result of exercising the call option for the Company’s write-down contingent convertible bonds on May 2, 2024, ￦350,000 million was fully redeemed before maturity.
The above hybrid securities are early redeemable by the Group after 5 or 7 or 10 years from the issuance date. On the other hand, hybrid securities of ￦1,065,613 million issued by Kookmin Bank, hybrid securities of ￦232,647 million issued by KB Securities Co., Ltd. and hybrid securities of ￦49,800 million issued by KB Life Insurance Co., Ltd., hybrid securities of ￦249,150 million issued by KB Kookmin Card Co., Ltd. and hybrid securities of ￦19,993 million issued by KB Real Estate Trust. Co., Ltd. are recognized as non-controlling interests and are early redeemable after 5 years from the issuance date and each interest payment date thereafter.

Summary of Reserves and Other Equity Interest
Details of capital surplus as of December 31, 2023 and 2024, are as follows

(In millions of Korean won)	December 31, 2023		December 31, 2024
Paid-in capital in excess of par value	￦	13,190,274	￦	13,190,274
Losses on sales of treasury shares		(481,332)		(477,358)
Other capital surplus		3,927,041		3,933,818
Consideration for exchange right of exchangeable bonds		11,933		—

	￦	16,647,916	￦	16,646,734

Schedule of Accumulated Other Comprehensive Income Loss
Details of accumulated other comprehensive income as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Remeasurements of net defined benefit liabilities	￦	(161,295)	￦	(247,241)
Currency translation differences		261,752		809,089
Gains (losses) on financial instruments at fair value through other comprehensive income		(2,735,499)		(1,518,990)
Share of other comprehensive loss of associates and joint ventures		(3,318)		(3,153)
Gains (losses) on cash flow hedging instruments		73,555		108,318
Losses on hedging instruments of net investments in foreign operations		(129,401)		(316,109)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(11,800)		(17,314)
Finance gains or losses on insurance contract assets (liabilities)		4,858,650		1,682,322

	￦	2,152,644	￦	496,922

Schedule of Appropriated and Unappropriated Retained Earnings
Details of retained earnings as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Legal reserves 1	￦	1,007,686	￦	1,219,810
Voluntary reserves		982,000		982,000
Retained earnings 2		29,944,914		32,606,410

	￦	31,934,600	￦	34,808,220

1
With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.

2	The regulatory reserve for credit losses the Group appropriated in retained earnings is ￦4,320,506 million and ￦4,370,051 million for the years ended December 31, 2023 and 2024, respectively.

Summary of Treasury Shares
Changes in treasury shares for the years ended December 31, 2023 and 2024, are as follows:
(In millions of Korean won and in number of shares)

	2023
	Beginning		Acquisition		Disposal		Retirement		Ending
Number of treasury shares		19,262,733		10,970,510		—		(5,385,996)		24,847,247

Carrying amount	￦	836,188	￦	571,745	￦	—	￦	(242,096)	￦	1,165,837

(In millions of Korean won and in number of shares)

	2024
	Beginning		Acquisition		Disposal		Retirement		Ending
Number of treasury shares		24,847,247		10,063,106		(5,000,000)		(9,982,649)		19,927,704

Carrying amount	￦	1,165,837	￦	820,000	￦	(234,600)	￦	(515,177)	￦	1,236,060

*	5 million treasury shares deposited at the Korea Securities Depository for the exchange of exchangeable bonds were disposed on February 14, 2024, due to the exercise of exchange right.